Investment Strategy - Defiance Drone and Modern Warfare ETF	Sep. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
BITA Drone & Modern Warfare Select Index
The Index seeks to track the performance of companies that are publicly traded on recognized global exchanges in developed markets and generate significant revenue from the drone and modern warfare industry. Each Index constituent must derive at least 50% of its total revenue from one or more of the following advanced capability areas within the drone and modern warfare industry: military drones; artificial intelligence (“AI”)-driven warfare and military information technology; unmanned systems; electronic and communication warfare solutions; intelligence, surveillance, reconnaissance (“ISR”); space warfare, military satellites and missile solutions; military cybersecurity; and military robotics (each, a “Drone and Modern Warfare Company”). The companies included in the Index are screened semi-annually from the universe of globally-listed stocks by BITA GmbH (“BITA” or the “Index Provider”). Companies identified by BITA’s screening process are then screened for investibility, including a minimum market capitalization of US $200 million and minimum liquidity thresholds.
The Index is rebalanced and reconstituted semi-annually after the close of business on the third Friday of March and September each year based on data as of the close of business of the first Friday of the rebalancing month. However, the Index Provider may decide to substitute an index constituent or perform an extraordinary adjustment to the index upon the occurrence of an extraordinary event as deemed by the Index Provider. In such cases, the Index Provider will announce the index adjustment with a notice period of at least two trading days (with respect to the affected constituent) and proceed to its implementation after the close of business on the effective date specified in the announcement.
At the time of each rebalance and reconstitution of the Index, each Drone and Modern Warfare Company is weighted according to its free-float market capitalization. After applying minimum liquidity thresholds, the Index caps the weight of any single Drone and Modern Warfare Company at 10%. The Index further limits the cumulative weight of all Index constituents representing more than 5% of the Index to 45% of the total Index weight. If a stock exceeds the maximum weight, then the weight will be reduced to the maximum weight and the excess weight shall be redistributed proportionally across all other index constituents. This process is repeated until no stocks have weights exceeding the respective maximum weight.
The Index was established in 2025 and is owned by the Index Provider. The Fund’s Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Index’s total return performance reflects the price movement of Index constituents, reinvestments of cash, and special dividend distributions, but does not reflect deductions due to taxes.
The Fund’s Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Drone and Modern Warfare Companies (as defined above).
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of the aerospace and defense industry and have significant exposure to the industrials sector.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.